Fair Value Measurement - Summary of Activities Related to Fair Value of the Loans Acquired or Purchased (Details) - Loans At Fair Value - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of loans acquired/purchased at beginning of the year (Level 3)	¥ 381,393
Fair value at inception of loans acquired/purchased	3,851,997	¥ 7,067,271
Cash collection	(4,051,776)	(6,638,596)
Change in fair value	111,762	(47,282)
Disposal	(40,406)
Fair value of loans acquired/purchased at end of the year (Level 3)	¥ 252,970	¥ 381,393